Taxation (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers		¥ 96,223			¥ 202,352
Accruals		124,418			225,857
Deferred tax assets - Current		220,641			428,209
Less: valuation allowance		(18,601)			(17,620)
Total		202,040		$ 63,384	410,589
Deferred tax assets - Non-current:
Depreciation of fixed assets		2,151			3,096
Net operating tax loss carry forward		190,726			206,024
Amortization of Intangible assets		19,009			21,589
Deferred tax assets - Non-Current		211,886			230,709
Less: valuation allowance		(190,726)			(206,024)
Total		21,160		3,811	24,685
Deferred tax liabilities
Deferred tax liabilities - Current:		101,997			166,787
Deferred tax liabilities - Non-Current:					81,434
Total		101,997			248,221
Movement of the aggregate valuation allowances for deferred tax assets
Balance at the beginning of the period	¥ 209,327	189,863	¥ 157,306
Provision/(reversal) for the year	14,317	19,464	32,557
Balance at the end of the period	¥ 223,644	209,327	189,863
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities to its immediate holding company outside of China (as a percent)	10.00%
Lower withholding income tax rate on dividend applied, if the FIE's immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China (as a percent)	5.00%
Accrued withholding tax liabilities		125,100	344,700	27,900	180,700
Accrued withholding tax liabilities associated with annual dividend			55,600
Accrued withholding tax liabilities associated with cash expected to be distributed from its PRC subsidiaries to overseas for general corporate purposes			¥ 289,100
Unrecognized deferred tax liabilities		¥ 734,600		$ 179,200	¥ 1,160,600